DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Contract Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current liabilities [abstract]
Contract liabilities	$ 4,516,724	$ 3,255,624
Non Current liabilities [abstract]
Contract liabilities	54,811,939	36,488,917
Revenue recognized from contracts with customers	4,086,990	1,463,547
Natural Gas Transportation [Member]
Current liabilities [abstract]
Contract liabilities	1,123,829	1,123,830
Non Current liabilities [abstract]
Contract liabilities	17,255,469	18,379,379
Production and Commercialization of Liquids [Member]
Current liabilities [abstract]
Contract liabilities	1,408,271	1,075,113
Non Current liabilities [abstract]
Contract liabilities	328,500	1,736,630
Midstream [Member]
Current liabilities [abstract]
Contract liabilities	1,973,693	1,017,686
Non Current liabilities [abstract]
Contract liabilities	37,227,970	16,372,908
UT [Member]
Current liabilities [abstract]
Contract liabilities	10,931	38,995
Non Current liabilities [abstract]
Contract liabilities	$ 0	$ 0